INTANGIBLE ASSETS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

	December 31,	June 30,
	2020	2021
	RMB	RMB
Brokerage licenses	51,880	51,553
Trade Name	6,400	6,400
Technology	27,600	27,600
Total Intangible assets	85,880	85,553
Accumulated amortization	(24,247)	(27,988)
Impairment loss of technology with discontinued online lending information intermediaries	(17,220)	(17,220)
Intangible assets, net	44,413	40,345

The amortization periods range from 2.6 years to 20 years. Amortization expense on intangible assets for the six months ended June 30,2020 and 2021were RMB5,693 and RMB3,741, respectively. As of June 30, 2021, the Group expects to record amortization expenses related to intangible assets RMB3,465, RMB5,557, RMB5,557, RMB3,954 and RMB3,379 for the next five years, respectively, and RMB 18,433 thereafter.

9.	INTANGIBLE ASSETS, NET

	December 31,	December 31,
	2019	2020
	RMB	RMB
Brokerage licenses	54,006	51,880
Trade Name	6,400	6,400
Technology	27,600	27,600
Total Intangible assets	88,006	85,880
Accumulated amortization	(14,530)	(24,247)
Impairment loss of technology with discontinued online lending information intermediaries	—	(17,220)
Intangible assets, net	73,476	44,413

The amortization periods range from 2.6 years to 20 years. Amortization expense on intangible assets for the years ended December 31, 2018, 2019 and 2020 were RMB2,640, RMB9,398, and RMB9,717 respectively. As of December 31, 2020, the Group expects to record amortization expenses related to intangible assets RMB7,281, RMB5,599, RMB5,599, RMB3,971 and RMB 3,397 for the next five years, respectively, and RMB18,568 thereafter.